Schedule of Investments (unaudited) January 31, 2022	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Education — 0.5%
Capital Trust Agency, Inc., RB(a)
8.25%, 01/01/44	$515	$10,300
8.25%, 01/01/49	1,105	22,100
Grand Canyon University, 5.13%, 10/01/28	2,625	2,666,630

Total Corporate Bonds — 0.5% (Cost: $3,569,038)		2,699,030

Municipal Bonds

Alabama — 1.6%
County of Jefferson Alabama Sewer Revenue, Refunding RB, Series D, Sub Lien, 6.00%, 10/01/42	3,745	4,162,845
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	2,725	3,418,330
MidCity Improvement District
4.25%, 11/01/32	160	159,666
4.50%, 11/01/42	255	251,550
4.75%, 11/01/49	270	267,790
Tuscaloosa County Industrial Development Authority, Refunding RB(b)
Series A, 4.50%, 05/01/32	353	367,141
Series A, 5.25%, 05/01/44	260	282,100

		8,909,422

Arizona — 4.1%
Arizona Industrial Development Authority, RB 7.10%, 01/01/55(b)	1,705	1,691,998
Class B, 4.00%, 07/01/41	160	167,798
Class B, 4.00%, 07/01/51	445	463,071
Class B, 4.00%, 07/01/61	890	920,725
Series A, 5.00%, 12/15/39(b)	250	280,850
Series A, 4.00%, 07/01/51	445	478,240
Series A, 4.00%, 07/01/61	910	968,899
Series B, 5.13%, 07/01/47(b)	665	726,842
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.13%, 07/01/37	960	1,070,320
Series A, 5.25%, 07/01/47	1,765	1,951,345
Series A, 5.50%, 07/01/52	1,775	1,893,923
Glendale Industrial Development Authority, RB 5.00%, 05/15/41	100	112,770
5.00%, 05/15/56	405	449,675
Industrial Development Authority of the City of Phoenix, RB(b)
Series A, 6.50%, 07/01/34	570	632,926
Series A, 6.75%, 07/01/44	1,000	1,124,622
Industrial Development Authority of the City of Phoenix, Refunding RB(b)
5.00%, 07/01/35	625	674,222
5.00%, 07/01/45	1,425	1,528,625
Series A, 5.00%, 07/01/35	260	282,884
Industrial Development Authority of the County of Pima, Refunding RB(b)
4.00%, 06/15/51(c)	1,155	1,170,966
5.00%, 07/01/56	480	513,029
4.00%, 06/15/57(c)	890	899,776

Security	Par (000)	Value

Arizona (continued)
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(b)	$875	$936,666
Maricopa County Industrial Development Authority, RB(b)
5.25%, 10/01/40	465	523,220
5.50%, 10/01/51	465	523,859
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	1,650	2,136,045
Tempe Industrial Development Authority, RB, 4.00%, 12/01/56	350	372,318

		22,495,614

Arkansas(b) — 2.4%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49.	2,815	3,032,346
Series A, AMT, 4.75%, 09/01/49	9,090	9,999,018

		13,031,364

California — 9.1%
California Community Housing Agency, RB, M/F Housing(b)
3.00%, 08/01/56	890	744,311
Series A, 5.00%, 04/01/49	240	257,755
Series A-2, 4.00%, 08/01/47	1,550	1,450,640
California Municipal Finance Authority, RB
Series A, 5.50%, 08/01/34(b)	295	311,767
Series A, 6.00%, 08/01/44(b)	665	705,066
Series A, 3.00%, 02/01/46	315	306,420
Series A, 6.13%, 08/01/49(b)	580	615,206
Series A, 4.00%, 02/01/51	245	274,614
California Public Finance Authority, RB, Series A, 6.25%, 07/01/54(b)	1,780	2,018,751
California School Finance Authority, RB 6.65%, 07/01/33	435	462,586
6.90%, 07/01/43	975	1,035,336
Series A, 6.40%, 07/01/48	1,570	1,665,556
California Statewide Communities Development Authority, RB, 5.25%, 12/01/38(b)	580	692,119
California Statewide Financing Authority, RB, Series B, 6.00%, 05/01/43	1,650	1,653,864
City of San Jose California Hotel Tax Revenue, RB 6.50%, 05/01/36	900	903,862
6.50%, 05/01/42	2,220	2,229,251
CMFA Special Finance Agency I, RB, M/F Housing, Series A, 4.00%, 04/01/56(b)	3,300	3,345,038
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(b)	485	427,752
CMFA Special Finance Agency, RB, M/F Housing, Series A-1, 3.00%, 12/01/56(b)	120	96,283
CSCDA Community Improvement Authority, RB, M/F Housing(b)
2.65%, 12/01/46	1,080	927,008
3.13%, 07/01/56	990	840,047
3.25%, 07/01/56	335	282,265
3.13%, 08/01/56	1,570	1,361,264
4.00%, 12/01/56	1,895	1,594,171
4.00%, 03/01/57	700	643,366
3.25%, 05/01/57	505	431,102
3.13%, 06/01/57	890	709,393
4.00%, 06/01/57	2,630	2,283,166
4.00%, 07/01/58	815	699,045

1

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(b) (continued)
4.00%, 12/01/59	$10,035	$7,789,382
Golden State Tobacco Securitization Corp., Refunding RB
0.00%, 06/01/66(d)	2,850	441,511
Series A-1, 5.25%, 06/01/22(e)	610	619,565
Series A-2, 5.00%, 06/01/22(e)	790	801,821
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, 6.75%, 07/01/61(b)(f)	1,705	1,003,442
Riverside County Transportation Commission, RB, Series A, Senior Lien, 5.75%, 06/01/23(e)	2,885	3,072,548
San Diego County Regional Airport Authority, ARB, Series B, AMT, 4.00%, 07/01/56	5,000	5,425,690
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB(b)(d)
Series D, 0.00%, 08/01/26	1,250	1,015,195
Series D, 0.00%, 08/01/43	1,500	519,847

		49,656,005

Colorado — 2.9%
9th Avenue Metropolitan District No.2, GO, 5.00%, 12/01/48	910	953,286
Arista Metropolitan District, Refunding GO, Series A, 5.00%, 12/01/38	1,240	1,309,983
Banning Lewis Ranch Metropolitan District No. 8, GO, 4.88%, 12/01/51(b)	665	609,485
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(b)	575	598,026
Colorado Health Facilities Authority, RB
Series A, 5.00%, 05/15/35	515	541,276
Series A, 5.00%, 05/15/44	385	398,090
Series A, 5.00%, 05/15/49	260	266,749
Series A, 5.00%, 05/15/58	540	549,637
Fitzsimons Village Metropolitan District No 3, Refunding GO, Series A-1, 4.25%, 12/01/55	1,735	1,580,514
Green Valley Ranch East Metropolitan District No.6, GO, Series A, 5.88%, 12/01/50.	935	1,002,216
Horizon Metropolitan District No. 2, GO, Series A, 4.50%, 12/01/50	520	474,346
Inspiration Metropolitan District, GO, Series B, 5.00%, 12/15/36	812	772,840
Karl’s Farm Metropolitan District No.2, GO, Series A, 5.63%, 12/01/50(b)	545	560,316
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	790	775,988
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48	500	528,244
Palisade Metropolitan District No.2, GO, Subordinate, 7.25%, 12/15/49	1,211	1,243,643
Prairie Farm Metropolitan District, GO, Series A, 5.25%, 12/01/48	760	798,427
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	1,365	1,495,523

Security	Par (000)	Value

Colorado (continued)
Southlands Metropolitan District No.1, Refunding GO, Series A-1, 5.00%, 12/01/47	$410	$446,573
Waters’ Edge Metropolitan District No.2, GO, 5.00%, 12/01/51	790	753,895

		15,659,057

Connecticut(b) — 1.0%
Connecticut State Health & Educational Facilities Authority, RB
Series A, 5.00%, 01/01/45	325	352,580
Series A, 5.00%, 01/01/55	435	468,582
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45	1,385	1,437,432
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45	963	999,436
Mohegan Tribe of Indians of Connecticut, Refunding RB, Series C, 6.25%, 02/01/30	1,835	2,016,067

		5,274,097

District of Columbia — 0.6%
District of Columbia Tobacco Settlement Financing Corp., RB, CAB, Series A, 0.00%, 06/15/46(d)	15,400	3,446,813

Florida — 11.1%
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,335	1,369,677
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/23	125	128,246
4.00%, 11/15/24	440	456,434
4.00%, 11/15/25	460	481,847
4.00%, 11/15/27	495	526,804
4.00%, 11/15/29	435	468,812
4.00%, 11/15/32	450	489,358
4.00%, 11/15/35	675	727,078
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	1,495	1,636,862
Capital Trust Agency, Inc., RB, Series A, 5.75%, 06/01/54(b)	940	990,568
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(b)(d)	53,225	4,969,299
Charlotte County Industrial Development Authority, RB(b)
AMT, 5.00%, 10/01/34	245	270,476
AMT, 5.00%, 10/01/49	1,170	1,248,423
AMT, 4.00%, 10/01/51	850	868,804
Collier County Industrial Development Authority, Refunding RB, Series A, 8.13%, 05/15/44(b)(g)(h)	630	437,850
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/50	730	271,936
Series A-2, 0.00%, 10/01/51	875	313,134
Series A-2, 0.00%, 10/01/52	875	301,388
Series A-2, 0.00%, 10/01/53	2,325	770,254
Series A-2, 0.00%, 10/01/54	875	278,685
Florida Development Finance Corp. RB, 5.00%, 06/15/56(b)	1,150	1,204,886
Florida Development Finance Corp., RB Series A, 5.75%, 06/15/29	690	741,371

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Florida Development Finance Corp., RB (continued)
Series A, 6.00%, 06/15/34	$835	$899,994
Series A, 6.13%, 06/15/44	3,180	3,404,521
Series A, 5.13%, 06/15/55(b)	3,645	3,673,136
Series B, 4.50%, 12/15/56(b)	3,985	3,660,820
Series C, 5.75%, 12/15/56(b)	1,325	1,232,308
AMT, 5.00%, 05/01/29(b)	2,155	2,275,197
Series A, AMT, 5.00%, 08/01/29(a)(b)	1,550	1,578,723
Florida Development Finance Corp., Refunding RB, 5.00%, 06/01/51	355	398,268
Greeneway Improvement District, SAB, 5.13%, 05/01/43	1,310	1,341,680
Lakewood Ranch Stewardship District, SAB
4.25%, 05/01/26	135	139,500
4.95%, 05/01/29(b)	395	432,396
5.50%, 05/01/39(b)	400	452,876
3.00%, 05/01/41	275	258,971
5.13%, 05/01/46	810	858,081
5.65%, 05/01/48(b)	665	749,185
Series 1B, 4.75%, 05/01/29	565	612,976
Series 1B, 5.30%, 05/01/39	645	722,046
Series 1B, 5.45%, 05/01/48	1,150	1,281,053
Laurel Road Community Development District, SAB
Series A-1, 2.60%, 05/01/26	100	98,930
Series A-1, 3.00%, 05/01/31	100	97,939
Series A-1, 3.25%, 05/01/41	190	178,905
Series A-1, 4.00%, 05/01/52	300	302,578
Series A-2, 3.13%, 05/01/31	445	432,423
Miami-Dade County Industrial Development Authority, RB, 5.00%, 01/15/48	915	1,027,068
Midtown Miami Community Development District, Refunding SAB
Series A, 5.00%, 05/01/37	845	861,690
Series B, 5.00%, 05/01/37	495	504,777
North River Ranch Community Development District, SAB
Series A-1, 4.00%, 05/01/40	310	310,281
Series A-1, 4.25%, 05/01/51	530	530,962
Series A-2, 4.20%, 05/01/35	450	449,387
Series A-3, 4.75%, 05/01/40	600	599,959
Palm Beach County Health Facilities Authority, Refunding RB, Series A, 7.25%, 06/01/34	500	518,985
Santa Rosa Bay Bridge Authority, RB, 6.25%, 07/01/28(g)(h)	3,321	3,022,818
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	1,145	1,193,330
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	985	1,072,432
Tolomato Community Development District, Refunding SAB, Series 2015-2, 6.61%, 05/01/40(f)	805	641,657
Tolomato Community Development District, Refunding SAB, CAB, Series A-4, Convertible, 6.61%, 05/01/40(f)	305	301,502
Tolomato Community Development District, SAB(g)(h)
3rd Series, 6.65%, 05/01/40	710	7
Series 2015-1, 6.61%, 05/01/40	1,305	1,276,340
Series 2015-3, 6.61%, 05/01/40	875	9
Trout Creek Community Development District, SAB 5.38%, 05/01/38	430	475,537

Security	Par (000)	Value

Florida (continued)
Trout Creek Community Development District, SAB (continued) 5.50%, 05/01/49	$1,105	$1,210,284
Village Community Development District No.9, SAB, 5.50%, 05/01/42	1,045	1,049,980
West Villages Improvement District, SAB
4.75%, 05/01/39	455	490,811
5.00%, 05/01/50	940	1,011,413

		60,583,927

Georgia — 1.0%
Atlanta Urban Redevelopment Agency, RB, 3.88%, 07/01/51(b)	765	769,015
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	560	725,837
Series A, 5.00%, 05/15/36	560	733,955
Series A, 5.00%, 05/15/37	615	813,892
Series A, 5.00%, 05/15/38	340	454,137
Series A, 5.00%, 05/15/49	1,130	1,603,861
Private Colleges & Universities Authority, Refunding RB, 4.00%, 10/01/50	345	382,491

		5,483,188

Guam — 0.1%
Territory of Guam, Refunding RB, Series A, 5.00%, 11/01/35	385	470,672

Idaho — 0.1%
Idaho Housing & Finance Association, RB, Series A, 6.95%, 06/15/55(b)	580	619,185

Illinois — 9.0%
Chicago Board of Education, GO 4.00%, 12/01/47(c)	1,665	1,752,777
Series A, 5.00%, 12/01/42	1,020	1,043,877
Series C, 5.25%, 12/01/35	1,655	1,782,533
Series D, 5.00%, 12/01/46	2,155	2,307,889
Series H, 5.00%, 12/01/46	720	806,859
Chicago Board of Education, Refunding GO
Series B, 4.00%, 12/01/35	745	756,111
Series C, 5.00%, 12/01/25	725	815,834
Series D, 5.00%, 12/01/31	1,000	1,140,601
Series G, 5.00%, 12/01/44	2,150	2,390,940
City of Chicago IL, Refunding GO, Series A, 4.00%, 01/01/36	1,665	1,820,263
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	1,260	1,483,050
Illinois Finance Authority, RB(b)
5.00%, 07/01/51	2,000	1,951,556
5.00%, 07/01/56	2,000	1,915,906
Illinois Finance Authority, Refunding RB
6.60%, 07/01/24	450	451,138
6.00%, 02/01/34	365	379,873
6.13%, 02/01/45	860	888,087
Illinois State Toll Highway Authority, RB
Series A, 4.00%, 01/01/46	5,680	6,423,444
Series A, 5.00%, 01/01/46	1,770	2,186,125
Metropolitan Pier & Exposition Authority, RB
Series A, 5.50%, 06/15/53	2,370	2,638,905
Series A, 5.00%, 06/15/57	1,020	1,152,501

3

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 12/15/47(c)	$1,805	$1,932,088
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, 0.00%, 12/15/54(d)	14,000	4,342,184
Sales Tax Securitization Corp., Refunding RB, Series A, 5.00%, 01/01/33	725	929,907
State of Illinois, GO 5.50%, 05/01/30	530	650,545
5.50%, 05/01/39	1,055	1,277,713
Series A, 5.00%, 01/01/33	740	742,011
Series D, 5.00%, 11/01/24	3,255	3,569,117
Village of Lincolnshire Illinois, ST, 6.25%, 03/01/34	1,374	1,377,450

		48,909,284

Indiana — 2.7%
City of Anderson Indiana, RB, 5.38%, 01/01/40	580	591,233
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	825	903,809
AMT, 7.00%, 01/01/44	2,000	2,188,838
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)	1,715	1,717,113
City of Whiting, RB, AMT, 3.00%, 11/01/51	5,000	4,793,455
Indiana Finance Authority, RB
Series A, AMT, 5.00%, 07/01/23(e)	2,025	2,138,035
Series A, AMT, 6.75%, 05/01/39	1,060	1,363,480
Indiana Housing & Community Development Authority, RB, 5.38%, 10/01/40(b)	1,230	1,259,082

		14,955,045

Iowa — 0.4%
Iowa Finance Authority, Refunding RB 5.25%, 12/01/25	150	159,835
Series B, 5.25%, 12/01/50(a)	2,085	2,236,194

		2,396,029

Kansas(b) — 0.2%
City of Shawnee Kansas, RB 5.00%, 08/01/41	230	241,343
5.00%, 08/01/56	850	877,785

		1,119,128

Kentucky — 0.8%
Kentucky Public Transportation Infrastructure Authority, RB, Series A, 5.75%, 07/01/23(e)	4,000	4,267,692

Louisiana — 2.0%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(b)	2,360	2,246,409
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 07/01/54(b)	930	961,823
Parish of St. James Louisiana, RB, 2nd Series, 6.35%, 07/01/40(b)	1,580	2,041,279
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 05/15/35	5,570	5,846,790

		11,096,301

Maine — 0.2%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(b)	1,045	1,023,985

Security	Par (000)	Value

Maryland — 2.8%
County of Frederick Maryland, Refunding TA, 4.63%, 07/01/43(b)	$1,930	$2,207,872
Maryland Economic Development Corp., RB, 5.00%, 07/01/56	360	419,928
Maryland Health & Higher Educational Facilities
Authority, RB, Series A, 7.00%, 03/01/55(b)	3,010	3,365,234
Montgomery County Housing Opportunities Commission, RB, M/F Housing, Series C, (FHA), 2.85%, 01/01/51	10,000	9,491,330

		15,484,364

Massachusetts — 0.3%
Massachusetts Development Finance Agency, RB, 4.00%, 06/01/56	430	458,299
Massachusetts Development Finance Agency, Refunding RB 4.00%, 07/01/45	170	183,270
4.00%, 07/01/50	325	348,093
Series B, 4.00%, 06/01/50	580	621,718

		1,611,380

Michigan — 1.2%
Advanced Technology Academy, Refunding RB, 5.00%, 11/01/44	415	446,911
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(e)	2,785	2,839,898
City of Detroit Michigan, GO 5.00%, 04/01/34	285	326,139
5.00%, 04/01/35	285	325,407
5.00%, 04/01/36	200	227,709
5.00%, 04/01/37	320	363,382
5.00%, 04/01/38	145	164,241
Michigan Finance Authority, RB, Series C-2, AMT, Senior Lien, 5.00%, 07/01/22(e)	415	422,611
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	1,200	1,375,078

		6,491,376

Minnesota — 0.3%
City of Minneapolis Minnesota, RB, Series A, 5.75%, 07/01/55	1,480	1,678,644

Missouri — 0.3%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB
Series A, 4.38%, 11/15/35	685	670,565
Series A, 4.75%, 11/15/47	760	712,574

		1,383,139

Nevada — 0.2%
Tahoe-Douglas Visitors Authority, RB 5.00%, 07/01/40	315	359,223
5.00%, 07/01/45	395	444,214
5.00%, 07/01/51	420	467,247

		1,270,684

New Hampshire — 0.7%
New Hampshire Business Finance Authority, RB
Series A, 4.13%, 08/15/40	530	533,907
Series A, 4.25%, 08/15/46	595	596,405
Series A, 4.50%, 08/15/55	1,235	1,245,070

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Hampshire (continued)
New Hampshire Business Finance Authority, Refunding RB(b)
Series B, 4.63%, 11/01/42	$1,015	$1,048,205
Series C, AMT, 4.88%, 11/01/42	485	502,537

		3,926,124

New Jersey — 6.0%
Casino Reinvestment Development Authority, Inc., Refunding RB 5.25%, 11/01/39	1,065	1,144,420
5.25%, 11/01/44	770	821,459
New Jersey Economic Development Authority, RB 6.00%, 10/01/43	1,530	1,627,476
Series A, 5.00%, 07/01/32	165	177,059
Series A, 5.00%, 07/01/37	260	276,548
Series A, 5.25%, 11/01/54(b)	1,675	1,738,620
Series B, 5.00%, 06/15/43	2,245	2,606,515
AMT, 5.38%, 01/01/43	2,155	2,300,456
Series B, AMT, 6.50%, 04/01/31	1,940	2,156,543
New Jersey Economic Development Authority, Refunding RB, Series A, 6.00%, 08/01/49(b)	500	517,864
New Jersey Transportation Trust Fund Authority, 4.00%, 06/15/46	1,000	1,093,642
New Jersey Transportation Trust Fund Authority, RB
Series A, 0.00%, 12/15/37(d)	10,000	6,160,700
Series A, 0.00%, 12/15/40(d)	2,485	1,415,508
Series AA, 5.25%, 06/15/41	1,140	1,267,043
Series S, 5.25%, 06/15/43	2,345	2,770,983
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	5,970	6,720,137

		32,794,973

New Mexico — 0.6%
New Mexico Hospital Equipment Loan Council, Refunding RB, 5.50%, 07/01/42	2,970	3,019,534

New York — 12.0%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/51	1,500	1,556,148
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	2,890	2,907,516
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	185	199,564
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	1,740	1,988,169
Series C-1, 5.00%, 11/15/50	565	649,249
Series C-1, 5.25%, 11/15/55	840	980,774
New York City Industrial Development Agency, Refunding RB
Series A, Class A, (AGM), 3.00%, 01/01/37	250	258,767
Series A, Class A, (AGM), 3.00%, 01/01/39	250	257,889
Series A, Class A, (AGM), 3.00%, 01/01/40	175	179,782
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	5,100	5,175,760
Series A, 5.00%, 06/01/42	3,155	3,186,077
Series A, 5.00%, 06/01/45	1,185	1,196,657
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	2,655	2,895,280
Series A-2-B, 5.00%, 06/01/51	1,900	2,067,586
New York Liberty Development Corp., Refunding RB
Series 1, Class 1, 5.00%, 11/15/44(b)	6,205	6,675,488
Series 2, Class 2, 5.15%, 11/15/34(b)	455	499,449

Security	Par (000)	Value

New York (continued)
New York Liberty Development Corp., Refunding RB (continued)
Series 2, Class 2, 5.38%, 11/15/40(b)	$1,080	$1,188,178
Series A, 2.88%, 11/15/46	3,975	3,788,827
New York State Housing Finance Agency, RB, M/F Housing
Series J-1, (SONYMA HUD SECT 8), 2.45%, 11/01/41	800	749,104
Series J-1, (SONYMA HUD SECT 8), 2.65%, 11/01/46	1,065	990,692
Series J-1, (SONYMA HUD SECT 8), 2.80%, 11/01/51	2,955	2,748,525
Series J-1, (SONYMA HUD SECT 8), 2.88%, 11/01/56	2,000	1,845,648
New York State Thruway Authority, Refunding RB, Series A-1, 3.00%, 03/15/50	10,000	10,071,360
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	395	472,517
AMT, 5.00%, 10/01/40	1,120	1,324,567
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	1,490	1,788,453
State of New York Mortgage Agency, RB, S/F Housing
Series 239, (SONYMA), 2.60%, 10/01/44	3,750	3,598,609
Series 239, (SONYMA), 2.70%, 10/01/47	3,375	3,254,134
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	1,207	1,292,285
Westchester County Local Development Corp., Refunding RB, 5.00%, 07/01/46(b)	1,625	1,704,394

		65,491,448

Ohio — 3.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	4,980	5,454,942
Cleveland-Cuyahoga County Port Authority, RB 4.00%, 07/01/46	65	72,943
4.00%, 07/01/51	95	106,192
Cleveland-Cuyahoga County Port Authority, Refunding TA(b) 4.00%, 12/01/55	255	262,966
4.50%, 12/01/55	215	221,855
County of Hamilton Ohio, Refunding RB, Series C, 5.00%, 01/01/46	875	939,045
County of Hardin Ohio, Refunding RB 5.00%, 05/01/30	240	255,905
5.25%, 05/01/40	480	505,755
5.50%, 05/01/50	1,130	1,190,648
Jefferson County Port Authority, RB, AMT, 3.50%, 12/01/51(b)	1,125	1,089,837
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	840	933,529
Ohio Higher Educational Facility Commission, 4.00%, 10/01/47(c)	2,500	2,734,290
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	385	379,225
Southern Ohio Port Authority, RB, Series A, AMT, 7.00%, 12/01/42(b)	2,315	2,578,220

		16,725,352

Oklahoma — 2.4%
Oklahoma Development Finance Authority, RB 7.25%, 09/01/51(b)	4,615	5,359,667

5

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Development Finance Authority, RB (continued)
Series B, 5.00%, 08/15/38	$2,990	$3,520,704
Series B, 5.25%, 08/15/43	2,690	3,196,374
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	330	312,436
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	750	838,422

		13,227,603

Oregon — 1.0%
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Series A, 5.50%, 10/01/49	1,765	1,843,454
Oregon Health & Science University, Refunding RB, Series A, 3.00%, 07/01/51	2,655	2,625,439
Oregon State Facilities Authority, RB(b)
Series A, 5.00%, 06/15/29	115	121,408
Series A, 5.00%, 06/15/39	565	596,363

		5,186,664

Pennsylvania — 2.3%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	2,140	2,158,524
Bucks County Industrial Development Authority, RB 4.00%, 07/01/46	100	109,142
4.00%, 07/01/51	100	108,601
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,655	1,733,477
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	2,710	2,836,925
Pennsylvania Turnpike Commission, Refunding RB, Series B, 4.00%, 12/01/51	5,000	5,603,190

		12,549,859

Puerto Rico — 15.3%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	44,330	2,842,706
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	850	867,207
Commonwealth of Puerto Rico, GO(g)(h)
Series A, 5.25%, 07/01/22	145	144,445
Series A, 5.13%, 07/01/31	515	513,029
Series A, 5.38%, 07/01/33	500	498,086
Series A, 6.00%, 07/01/38	750	756,580
Commonwealth of Puerto Rico, Refunding GO(g)(h)
Series A, 8.00%, 07/01/35	9,295	8,352,366
Series A, 5.50%, 07/01/39	1,265	1,202,805
Series A, 6.50%, 07/01/40	1,110	1,119,738
Series A, 5.00%, 07/01/41	2,230	2,019,765
Series A, 5.75%, 07/01/41	165	164,175
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB
Series A, Senior Lien, 5.00%, 07/01/33	170	173,086
Series A, Senior Lien, 5.00%, 07/01/35(b)	1,780	2,125,979
Series A, Senior Lien, 5.13%, 07/01/37	200	203,694
Series A, Senior Lien, 5.75%, 07/01/37	1,290	1,313,948
Series A, Senior Lien, 5.00%, 07/01/47(b)	3,135	3,628,712
Puerto Rico Electric Power Authority, RB 3rd Series, 5.40%, 01/01/23(a)	90	73,347
Series A, 5.00%, 07/01/29(g)(h)	660	683,241
Series A, 7.00%, 07/01/33(g)(h)	3,295	3,509,175

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series A, 6.75%, 07/01/36(g)(h)	$1,335	$1,421,775
Series A, 5.00%, 07/01/42(g)(h)	1,315	1,361,306
Series A, 7.00%, 07/01/43(g)(h)	375	399,375
Series A-1, 10.00%, 07/01/19(g)(h)	75	81,478
Series A-2, 10.00%, 07/01/19(g)(h)	379	411,061
Series A-3, 10.00%, 07/01/19(g)(h)	323	350,466
Series B-3, 10.00%, 07/01/19(g)(h)	323	350,466
Series C-1, 5.40%, 01/01/18(g)(h)	887	909,639
Series C-2, 5.40%, 07/01/18(g)(h)	887	909,787
Series C-4, 5.40%, 07/01/20(g)(h)	90	91,964
Series CCC, 5.25%, 07/01/26(g)(h)	260	269,156
Series CCC, 5.25%, 07/01/28(g)(h)	145	150,106
Series D-1, 7.50%, 01/01/20(g)(h)	761	810,223
Series TT, 5.00%, 07/01/18(g)(h)	295	305,388
Series TT, 5.00%, 07/01/25(g)(h)	100	103,521
Series TT, 5.00%, 07/01/26(g)(h)	225	232,923
Series WW, 5.50%, 07/01/17(g)(h)	200	207,043
Series WW, 5.50%, 07/01/18(g)(h)	1,175	1,216,376
Series WW, 5.50%, 07/01/19(g)(h)	145	150,106
Series WW, 5.50%, 07/01/20	1,595	1,539,880
Series WW, 5.38%, 07/01/22(g)(h)	1,310	1,356,130
Series WW, 5.25%, 07/01/33(g)(h)	120	124,226
Series WW, 5.50%, 07/01/38(g)(h)	205	212,219
Series XX, 5.25%, 07/01/27(g)(h)	110	113,874
Series XX, 5.25%, 07/01/35	585	564,784
Series XX, 5.25%, 07/01/35(g)(h)	60	62,113
Series XX, 5.75%, 07/01/36(g)(h)	860	890,284
Series XX, 5.25%, 07/01/40(g)(h)	1,020	1,055,918
Puerto Rico Electric Power Authority, Refunding RB(g)(h)
Series AAA, 5.25%, 07/01/22	2,545	2,634,620
Series AAA, 5.25%, 07/01/29	95	98,345
Series UU, 1.00%, 07/01/17(a)	60	54,000
Series UU, 1.00%, 07/01/18(a)	55	49,500
Series UU, 1.00%, 07/01/20(a)	495	445,500
Series UU, 2.25%, 07/01/31(a)	580	522,000
Series ZZ, 5.00%, 07/01/17	145	150,106
Series ZZ, 5.25%, 07/01/19	455	471,022
Series ZZ, 5.25%, 07/01/24	345	357,149
Puerto Rico Electric Power Authority, Refunding RB, BAB, 6.13%, 07/01/40	1,085	1,047,505
Puerto Rico Infrastructure Financing Authority, RB
Series B, 5.00%, 07/01/37	1,355	712,095
Series B, 5.00%, 07/01/41(g)(h)	3,125	1,642,284
Series B, 5.00%, 07/01/46(g)(h)	1,415	743,626
Puerto Rico Public Buildings Authority, Refunding RB(g)(h)
Series F, (GTD), 5.25%, 07/01/24	235	262,466
Series M-2, (GTD), 10.00%, 07/01/34	155	175,925
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,453	2,683,982
Series A-1, Restructured, 5.00%, 07/01/58	6,234	6,936,073
Series A-2, Restructured, 4.33%, 07/01/40	6,129	6,653,029
Series A-2, Restructured, 4.54%, 07/01/53	21	22,646
Series A-2, Restructured, 4.78%, 07/01/58	2,080	2,283,923
Series B-1, Restructured, 4.55%, 07/01/40	2,402	2,634,055
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/24	1,406	1,336,965

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d) (continued)
Series A-1, Restructured, 0.00%, 07/01/29	$1,079	$912,817
Series A-1, Restructured, 0.00%, 07/01/31	686	532,601
Series A-1, Restructured, 0.00%, 07/01/33	337	243,121
Series A-1, Restructured, 0.00%, 07/01/46	10,261	3,318,623
Series A-1, Restructured, 0.00%, 07/01/51	2,333	544,249
Series B-1, Restructured, 0.00%, 07/01/46	883	285,334

		83,597,232

Rhode Island — 2.0%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(g)(h)	4,190	628,500
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/40	980	1,064,372
Series B, 4.50%, 06/01/45	5,055	5,362,839
Series B, 5.00%, 06/01/50	3,330	3,617,459

		10,673,170

South Carolina — 0.1%
South Carolina Jobs-Economic Development Authority, RB, Series A, 5.00%, 11/15/54	345	374,124

Tennessee — 0.6%
Memphis-Shelby County Industrial Development Board, Refunding TA
Series A, 5.50%, 07/01/37	925	845,478
Series A, 5.63%, 01/01/46	1,085	953,291
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(d)	3,270	1,254,408

		3,053,177

Texas — 7.4%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)	715	686,908
Arlington Higher Education Finance Corp., RB, 5.00%, 06/15/51	715	738,666
Arlington Higher Education Finance Corp., Refunding RB, Series S, 5.00%, 08/15/41	370	393,864
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	675	737,523
Central Texas Regional Mobility Authority, Refunding RB, CAB(d) 0.00%, 01/01/28	1,000	885,420
0.00%, 01/01/29	2,000	1,722,968
0.00%, 01/01/30	1,170	977,526
0.00%, 01/01/33	3,690	2,804,614
0.00%, 01/01/34	4,000	2,939,636
City of Houston Texas Airport System Revenue, RB AMT, 4.00%, 07/15/41	550	580,574
Series A, AMT, 6.63%, 07/15/38	2,890	2,901,335
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	250	285,639
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	730	773,902
Series C, AMT, 5.00%, 07/15/27	1,615	1,848,012
City of Houston TX Airport System Revenue, Refunding RB, Series A, AMT, 4.00%, 07/01/46	3,000	3,296,913
City of San Marcos, SAB(b) 4.00%, 09/01/32	100	97,979

Security	Par (000)	Value

Texas (continued)
City of San Marcos, SAB(b) (continued) 4.50%, 09/01/51	$480	$451,190
City of Sinton TX, Refunding SAB(b)(c) 5.13%, 09/01/42	858	834,524
5.25%, 09/01/51	1,195	1,156,441
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(e)	475	502,321
Hidalgo County Regional Mobility Authority, RB(c) 4.00%, 12/01/39	255	277,885
4.00%, 12/01/40	255	277,663
4.00%, 12/01/41	255	277,580
Hidalgo County Regional Mobility Authority, Refunding RB(c) 4.00%, 12/01/37	820	898,763
4.00%, 12/01/38	415	453,595
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	785	825,300
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.88%, 04/01/23(e)	1,210	1,280,422
Series A, 6.00%, 04/01/23(e)	1,845	1,955,045
Series A, 10.00%, 12/01/25(b)	1,140	1,134,149
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)	1,650	1,558,199
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	290	323,945
Series A, 5.75%, 08/15/45	580	649,357
Port Beaumont Navigation District, RB, AMT, 2.75%, 01/01/36(b)	700	640,500
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	865	920,391
Texas Transportation Commission, RB, CAB(d) 0.00%, 08/01/46	1,420	484,636
0.00%, 08/01/47	2,120	687,179
0.00%, 08/01/48	2,235	687,980
0.00%, 08/01/49	2,100	614,231
0.00%, 08/01/50	3,015	832,803
0.00%, 08/01/51	1,770	462,227
0.00%, 08/01/52	1,770	436,701
0.00%, 08/01/53	160	37,354

		40,331,860

Utah — 1.8%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 4.00%, 07/01/51	8,500	9,357,863
Utah Charter School Finance Authority, RB(b)
Series A, 5.00%, 06/15/41	205	225,928
Series A, 5.00%, 06/15/52	265	286,923

		9,870,714

Vermont — 0.7%
East Central Vermont Telecommunications District, RB, Series A, 4.50%, 12/01/44(b)	4,000	3,891,196

Virginia — 3.8%
Albemarle County Economic Development Authority, Refunding RB, 4.00%, 06/01/42(c)	2,030	2,268,760
Lower Magnolia Green Community Development
Authority, SAB(b) 5.00%, 03/01/35	495	518,049
5.00%, 03/01/45	505	522,618

7

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Lynchburg Economic Development Authority, Refunding RB, 3.00%, 01/01/51	$8,125	$7,597,127
Norfolk Redevelopment & Housing Authority, RB
Series A, 4.00%, 01/01/29	300	314,559
Series A, 5.00%, 01/01/34	485	520,202
Series A, 5.00%, 01/01/49	955	1,015,487
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	2,370	2,387,426
Virginia Housing Development Authority, RB, M/F Housing, Series K, (FHLMC, FNMA, GNMA), 2.38%, 12/01/41	1,000	942,301
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 6.00%, 01/01/37	4,440	4,527,357

		20,613,886

Washington — 1.2%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/22(e)	1,495	1,539,170
Washington State Convention Center Public Facilities District, RB 4.00%, 07/01/31	1,315	1,471,299
3.00%, 07/01/58	2,115	1,946,200
Washington State Housing Finance Commission, RB(b)
Series A, 5.00%, 07/01/50	225	248,442
Series A, 5.00%, 07/01/56	255	279,330
Washington State Housing Finance Commission, Refunding RB(b) 5.75%, 01/01/35	315	332,144
6.00%, 01/01/45	850	897,612

		6,714,197

Wisconsin — 6.9%
Public Finance Authority, ARB, AMT, 4.25%, 07/01/54	1,595	1,617,757
Public Finance Authority, RB 4.00%, 04/01/32(b)(c)	205	216,568
5.00%, 06/15/39	175	202,063
5.00%, 06/15/41(b)	345	353,951
5.00%, 01/01/42(b)	605	637,723
4.00%, 04/01/42(b)(c)	225	234,750
6.85%, 11/01/46(b)	900	935,615
7.00%, 11/01/46(b)	570	596,052
5.00%, 06/15/49	530	599,681
5.63%, 06/15/49(b)	2,500	2,568,652
5.00%, 04/01/50(b)	115	129,488
5.25%, 12/01/51(b)	1,470	1,280,533
4.00%, 04/01/52(b)(c)	275	283,113
5.00%, 06/15/53	355	400,392
5.00%, 06/15/55(b)	895	899,495
5.00%, 01/01/56(b)	1,470	1,528,643
4.75%, 06/15/56(b)	3,000	2,768,304
5.00%, 06/15/56(b)	495	482,920
Series A, 6.25%, 10/01/31(b)	605	625,538
Series A, 5.38%, 06/01/44(b)	555	556,356
Series A, 7.00%, 10/01/47(b)	605	620,076
Series A, 5.63%, 06/15/49(b)	2,950	3,113,557
Series A, 5.50%, 06/01/54(b)	680	675,298
Series A, 5.00%, 06/15/55(b)	4,030	4,039,462
Series A-1, 4.50%, 01/01/35(b)	1,225	1,301,501
Series A-1, 5.50%, 12/01/48(b)(g)(h)	20	6,578

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, RB (continued)
Series A-1, 5.00%, 01/01/55(b)	$2,640	$2,835,730
Series B, 0.00%, 01/01/35(b)(d)	1,720	732,481
Series B, 0.00%, 01/01/60(b)(d)	35,940	2,777,731
AMT, 4.00%, 09/30/51	980	1,042,207
AMT, 4.00%, 03/31/56	1,025	1,080,233
Wisconsin Health & Educational Facilities Authority, Refunding RB 5.00%, 11/01/46	470	514,276
4.00%, 01/01/47	650	678,116
4.00%, 01/01/57	1,000	1,035,066

		37,369,906

Total Municipal Bonds — 122.3% (Cost: $634,023,676)		666,727,414

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

Illinois — 1.3%

Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(e)	4	4,106
Series C, 4.00%, 02/15/41	1,495	1,637,061
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,056	5,607,864

		7,249,031

Massachusetts — 0.5%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	2,268	2,420,549

New Jersey — 1.5%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	7,366	8,305,803

New York — 7.7%
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.15%, 11/01/39	1,893	1,927,320
Series C-1A, 4.20%, 11/01/44	3,470	3,532,709
Series C-1A, 4.30%, 11/01/47	2,840	2,890,938
Series D-1B, 4.25%, 11/01/45	8,995	9,275,409
New York City Water & Sewer System, Refunding RB
Series CC, 5.00%, 06/15/23(e)	6,665	7,012,882
Series CC, 5.00%, 06/15/47	7,516	7,909,108
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	1,444	1,603,530
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	6,956	7,682,022

		41,833,918

Ohio — 0.5%
Ohio State University, RB, 4.00%, 12/01/48	2,431	2,813,648

Pennsylvania — 0.6%
Pennsylvania Turnpike Commission, RB, Sub- Series A, 5.50%, 12/01/42	2,505	2,930,379

Rhode Island — 0.3%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/22(e)	1,710	1,745,021

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas — 0.4%
Lower Colorado River Authority, Refunding, RB, 4.00%, 05/15/43	$2,271	$2,287,914

Wisconsin — 0.2%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	1,142	1,218,329

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 13.0% (Cost: $69,284,411)		70,804,592

Total Long-Term Investments — 135.8% (Cost: $706,877,125)		740,231,036

	Shares

Short-Term Securities

Money Market Funds — 6.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(j)(k)	36,920,707	36,920,707

Total Short-Term Securities — 6.8% (Cost: $36,926,136)		36,920,707

Total Investments — 142.6% (Cost: $743,803,261)		777,151,743

Liabilities in Excess of Other Assets — (2.1)%		(11,399,985)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.4)%		(45,796,270)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (32.1)%		(175,000,791)

Net Assets Applicable to Common Shares — 100.0%		$544,954,697

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$—	$36,933,396	(a)	$—	$(7,260)	$(5,429)	$36,920,707	36,920,707	$172	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 10-Year U.S. Treasury Note	42	03/22/22	$5,375	$146,943
U.S. Long Bond	31	03/22/22	4,821	268,034
5-Year U.S. Treasury Note	33	03/31/22	3,934	74,862

				$489,839

9

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniAssets Fund, Inc. (MUA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$2,699,030	$—	$2,699,030
Municipal Bonds	—	666,727,414	—	666,727,414
Municipal Bonds Transferred to Tender Option Bond Trusts	—	70,804,592	—	70,804,592
Short-Term Securities
Money Market Funds	36,920,707	—	—	36,920,707

	$36,920,707	$740,231,036	$—	$777,151,743

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$489,839	$—	$—	$489,839

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(45,787,206)	$—	$(45,787,206)
VRDP Shares at Liquidation Value	—	(175,000,000)	—	(175,000,000)

	$—	$(220,787,206)	$—	$(220,787,206)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

CAB	Capital Appreciation Bonds

Portfolio Abbreviation (continued)

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniAssets Fund, Inc. (MUA)

Portfolio Abbreviation (continued)

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

11